Exhibit 99.1
HSBC Automotive Trust (USA) 2007-1
Servicer's Certificate
(Delivered pursuant to Section 4.9 of
the Sale and Servicing Agreement)

Collection Period Beginning	01-Apr-07
Collection Period Ending	30-Apr-07

Previous Distribution Date	17-Apr-07
Distribution Date	17-May-07
Days in Interest Period	30
Days in Collection Period	30
Months Since Closing	3

I. COLLECTION PERIOD POOL BALANCE CALCULATION
Beginning of Collection Period Pool Balance	1,098,463,503.62

Principal Receivables Added	0.00
Monthly Principal Amounts:
Principal Payments Received for the Collection Period	35,962,837.57
Liquidated Receivables for the Collection Period	1,920,431.53
Principal Amount of Repurchased Receivables for the Collection Period	0.00
End of Collection Period Pool Balance	1,060,580,234.52
End of Collection Period Pool Factor	89.471411%

II. COLLECTION PERIOD NOTEHOLDER CALCULATIONS

A. Class A-1

1. Information regarding distributions
a. Total distribution per $1,000	209.503442
b. Principal distribution per $1,000	206.866201
c. Interest distribution per $1,000	2.637241

2. Calculation of Class A-1 interest due
a. Class A-1 related Note Rate	5.32600%

b. Class A-1 Note balance - beginning of period	131,673,874.37

c. Accrual convention	Actual/360
d. Days in Interest Period	30

e. Class A-1 interest due - current period	584,412.55

f. Class A Interest Carryover Shortfall with respect to Class A-1	0.00
g. Class A-1 interest paid	584,412.55
h. Class A-1 unpaid interest with respect to the Distribution Date	0.00

3. Calculation of Class A-1 principal balance
a. Class A-1 Note balance - beginning of period	131,673,874.37
b. Class A Minimum Principal Distributable Amount paid to Class A-1	37,883,269.10
c. Class A Additional Principal Distributable Amount paid to Class A-1	7,958,281.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-1	0.00
e. Class A-1 Note balance - end of period	85,832,324.27
f. Class A-1 Notes as a percentage of the total Notes outstanding on the Distribution Date	11.861268%
g. Class A-1 Notes as a percentage of the Pool Balance on the Distribution Date	8.092959%

B. Class A-2
1. Information regarding distributions
a. Total distribution per $1,000	4.433333
b. Principal distribution per $1,000	0.000000
c. Interest distribution per $1,000	4.433333

2. Calculation of Class A-2 interest due
a. Class A-2 related Note Rate	5.32000%

b. Class A-2 Note balance - beginning of period	270,200,000.00

c. Accrual convention	30/360
d. Days in Interest Period	N/A

e. Class A-2 interest due - current period	1,197,886.67
f. Class A Interest Carryover Shortfall with respect to Class A-2	0.00
g. Class A-2 interest paid	1,197,886.67
h. Class A-2 unpaid interest with respect to the Distribution Date	0.00

3. Calculation of Class A-2 principal balance
a. Class A-2 Note balance - beginning of period	270,200,000.00
b. Class A Minimum Principal Distributable Amount paid to Class A-2	0.00
c. Class A Additional Principal Distributable Amount paid to Class A-2	0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-2	0.00
e. Class A-2 Note balance - end of period	270,200,000.00
f. Class A-2 Notes as a percentage of the total Notes outstanding on the Distribution Date	37.339250%
g. Class A-2 Notes as a percentage of the Pool Balance on the Distribution Date	25.476620%
h. Class A-1 and A-2 Notes as a percentage of the Pool Balance on the Distribution Date	33.569579%

C. Class A-3
1. Information regarding distributions
a. Total distribution per $1,000	4.416667
b. Principal distribution per $1,000	0.000000
c. Interest distribution per $1,000	4.416667

2. Calculation of Class A-3 interest due
a. Class A-3 related Note Rate	5.30000%

b. Class A-3 Note balance - beginning of period	235,300,000.00

c. Accrual convention	30/360
d. Days in Interest Period	N/A

e. Class A-3 interest due - current period	1,039,241.67
f. Class A Interest Carryover Shortfall with respect to Class A-3	0.00
g. Class A-3 interest paid	1,039,241.67
h. Class A-3 unpaid interest with respect to the Distribution Date	0.00

3. Calculation of Class A-3 principal balance
a. Class A-3 Note balance - beginning of period	235,300,000.00
b. Class A Minimum Principal Distributable Amount paid to Class A-3	0.00
c. Class A Additional Principal Distributable Amount paid to Class A-3	0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-3	0.00
e. Class A-3 Note balance - end of period	235,300,000.00
f. Class A-3 Notes as a percentage of the total Notes outstanding on the Distribution Date	32.516378%
g. Class A-3 Notes as a percentage of the Pool Balance on the Distribution Date	22.185969%
h. Class A-1, A-2 and A-3 Notes as a percentage of the Pool Balance on the Distribution Date	55.755548%

D. Class A-4
1. Information regarding distributions
a. Total distribution per $1,000	4.441667
b. Principal distribution per $1,000	0.000000
c. Interest distribution per $1,000	4.441667

2. Calculation of Class A-4 interest due
a. Class A-4 related Note Rate	5.33000%

b. Class A-4 Note balance - beginning of period	132,303,000.00

c. Accrual convention	30/360
d. Days in Interest Period	N/A

e. Class A-4 interest due - current period	587,645.83
f. Class A Interest Carryover Shortfall with respect to Class A-4	0.00
g. Class A-4 interest paid	587,645.83
h. Class A-4 unpaid interest with respect to the Distribution Date	0.00

3. Calculation of Class A-4 principal balance
a. Class A-4 Note balance - beginning of period	132,303,000.00
b. Class A Minimum Principal Distributable Amount paid to Class A-4	0.00
c. Class A Additional Principal Distributable Amount paid to Class A-4	0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-4	0.00
e. Class A-4 Note balance - end of period	132,303,000.00
f. Class A-4 Notes as a percentage of the total Notes outstanding on the Distribution Date	18.283104%
g. Class A-4 Notes as a percentage of the Pool Balance on the Distribution Date	12.474587%
h. Class A-1, A-2, A-3 and A-4 Notes as a percentage of the Pool Balance on the Distribution Date	68.230135%

III. PRINCIPAL DISTRIBUTABLE AMOUNT CALCULATION

A. Aggregate Optimal Note Principal Balance for the Distribution Date:
The lesser of (x) and (y), but not less than zero:
(x) 67.50% of the Pool Balance as of the end of the related Collection Period	715,891,658.30
(y) Pool Balance as of the end of the Collection Period less $38,524,995.93	1,022,055,238.59
Aggregate Optimal Note Principal Balance for such Distribution Date	715,891,658.30

B. Optimal Principal Distributable Amount for the Distribution Date:
The excess, if any, of:
(x) Aggregate Note Principal Balance over	769,476,874.37
(y) Aggregate Optimal Note Principal Balance for such Distribution Date	715,891,658.30
Optimal Principal Distributable Amount	53,585,216.07

C. Class A Minimum Principal Distributable Amount:
Greater of (x), (y), or (z):
(x) The lesser of:
(i) Optimal Principal Distributable Amount	53,585,216.07
(ii) BOM Principal Balance less EOM Principal Balance	37,883,269.10
(iii) Aggregate Note Principal Balance	769,476,874.37
(y) The amount necessary on a Note's Scheduled Maturity Date to bring the Note's
Aggregate Note Principal Balance to zero	0.00
(z) The excess of the Aggregate Note Principal Balance over the Pool Balance	0.00
Class A Minimum Principal Distributable Amount	37,883,269.10

D. Class A Additional Principal Distributable Amount:
Excess of:
(x) Aggregate Note Principal Balance	769,476,874.37
Less: Class A Minimum Principal Distributable Amount paid over	37,883,269.10
(y) Aggregate Optimal Note Principal Balance	715,891,658.30
Class A Additional Principal Distributable Amount	15,701,946.97

E. Principal Balance Shortfall:
The sum of:
(x) The positive excess, if any, of (i) over (ii):
(i) Aggregate Note Principal Balance (after giving effect for distribution pursuant to
Sect. 3.03 (a)(iv) and before making any distribution pursuant to Sect. 3.03 (b)) over	731,593,605.27
(ii) Pool Balance - as of last day of preceding Collection Period	1,060,580,234.52
(y) The outstanding principal balance of any Class of the Notes on such Class of Notes
Scheduled Maturity Date (after giving effect for distributions pursuant to Sect. 3.03 (a))	0.00
Principal Balance Shortfall	0.00

IV. RESERVE ACCOUNT RECONCILIATION

Beginning Reserve Account Balance	32,953,905.11
Targeted Reserve Account Balance (Sect. 2.01(a))
The lesser of:
(x) The greater of:
(i) 3.0% of the outstanding Pool Balance	31,817,407.04
(ii) 2.0% of the Pool Balance as of the Cut-Off Date	23,707,689.80
(y) Aggregate Note Principal Balance	769,476,874.37
Targeted Reserve Account Balance	31,817,407.04

Reserve Account Shortfall Amount (Sect. 2.01(a))
The excess of:
(x) Targeted Reserve Account Balance	31,817,407.04
(y) Reserve Account Balance for such Distribution Date	32,953,905.11
Reserve Account Shortfall Amount	0.00
Reserve Account Deposit	0.00
Reserve Account withdrawal (Sect. 3.03 (b))	0.00
Reserve Account withdrawal (Sect. 3.03 (d))	1,136,498.07
Total Reserve Account withdrawal	1,136,498.07
Ending Reserve Account Balance	31,817,407.04

Ending Reserve Account Balance as a percentage of the Ending Pool Balance	3.000000%

V. CERTIFICATE CALCULATION

Beginning Certificate Balance	328,986,629.25
Ending Certificate Balance	336,944,910.25
Ending Certificate Balance as a percentage of the Ending Pool Balance	31.769865%

VI. RECONCILIATION OF COLLECTION ACCOUNT

A. Available Funds (Sect. 2.01(a))
1. Collections
a. Collections on Receivables	48,559,671.16
b. Net Liquidation Proceeds	567,734.84
c. Substitution Adjustment Amounts	0.00
Total Collections	49,127,406.00
2. Collection and Reserve Account investment income	123,330.82
3. Repurchase Amounts deposited in the Collection Account	0.00

4. Proceeds of any liquidation of the Trust	0.00
Available Funds	49,250,736.82

B. Distribution (Sect. 3.03)

1. Available Funds	49,250,736.82
2. Servicing Fee (If HSBC Finance is no longer the Servicer)	0.00
3. Unpaid Administrator, and Indenture Trustee and Owner Trustee fees	0.00
Remaining Available Funds	49,250,736.82
4. Class A Interest Distributable Amount paid to:

a. Class A-1	584,412.55
b. Class A-2	1,197,886.67
c. Class A-3	1,039,241.67
d. Class A-4	587,645.83
Total Class A Interest Distributable Amount paid	3,409,186.72
Remaining Available Funds	45,841,550.10
5. Class A Minimum Principal Distributable Amount paid to:
a. Class A-1	37,883,269.10

b. Class A-2	0.00

c. Class A-3	0.00
d. Class A-4	0.00

Total Class A Minimum Principal Distributable Amount paid	37,883,269.10
Remaining Available Funds	7,958,281.00
6. Reserve Account Shortfall Amount - deposited	0.00
Remaining Available Funds	7,958,281.00
7. Class A Additional Principal Distributable Amount paid to:

a. Class A-1	7,958,281.00
b. Class A-2	0.00
c. Class A-3	0.00
d. Class A-4	0.00
Total Class A Additional Principal Distributable Amount paid	7,958,281.00
Remaining Available Funds	0.00
8. Unpaid Administrator, Indenture Trustee and Owner Trustee indemnity expenses	0.00
Remaining Available Funds	0.00
9. Amount released from Reserve Account	1,136,498.07
Remaining Available Funds	1,136,498.07
10. Servicer transition expenses	0.00
Remaining Available Funds	1,136,498.07
11. Servicing Fee (If HSBC Finance is the Servicer)	1,136,498.07
Remaining Available Funds for distribution to Certificateholders	0.00

C. Reserve Account Withdrawal (Sect. 3.03 (b))
1. Servicing Fee Paid from Reserve Account	0.00
2. Unpaid Administrator, and Indenture and Owner Trustee Fees
Paid from Reserve Account	0.00
3. Class A Interest Distributable Amount paid from Reserve Account
a. Class A-1 interest paid from Reserve Account	0.00
b. Class A-2 interest paid from Reserve Account	0.00
c. Class A-3 interest paid from Reserve Account	0.00
d. Class A-4 interest paid from Reserve Account	0.00
4. Class A Principal Balance Shortfall paid from Reserve Account

a. Class-A-1 principal paid from Reserve Account	0.00
b. Class A-2 principal paid from Reserve Account	0.00
c. Class A-3 principal paid from Reserve Account	0.00
d. Class A-4 principal paid from Reserve Account	0.00
5. Total Reserve Account Withdrawal	0.00

VII. OTHER STATISTICS

A. Delinquency and Repossession
1. One payment delinquent - $	20,754,610.06

% of Principal Receivables	1.96%
2. Two payments delinquent - $	5,212,713.87

% of Principal Receivables	0.49%

3. Two or more payments delinquent - $	6,905,120.45

% of Principal Receivables	0.65%
4. Three or more payments delinquent - $	1,692,406.58
% of Principal Receivables	0.16%
5. Repossessed Vehicles	2,266,876.52
% of Principal Receivables	0.21%
B. Other
1. Cumulative Net Loss Percentage	0.16%
2. The weighted average coupon (WAC) was equal to	14.3053%
3. The weighted average remaining maturity (WARM) was equal to	57
4. The weighted average pool seasoning was equal to	11

5. Principal Balance of Receivables that were extended or modified

(and delinquency reset) during the related Collection Period - $	9,559,635.97
6. Principal Balance of Receivables that were extended or modified
(and delinquency reset) during the related Collection Period as a
percentage of the Pool Balance at the end of such Collection Period - %	0.90%
7. Number of Contracts - end of Collection Period	65,404

SERVICER'S CERTIFICATE
(Delivered pursuant to Section 4.9
of the Sale and Servicing Agreement)

HSBC FINANCE CORPORATION,
("HSBC FINANCE"), as Servicer
HSBC AUTO RECEIVABLES CORPORATION

HSBC Automotive Trust (USA) 2007-1
Class A Notes

The undersigned, a duly authorized representative of HSBC Finance Corporation,
("HSBC Finance"), as Servicer (the "Servicer"), pursuant to the Sale and Servicing
Agreement, dated as of January 31, 2007, by and among the Servicer,
HSBC Automotive Trust (USA) 2007-1, as issuer (the "Issuer"), HSBC Auto Receivables Corporation, as Seller (the "Seller"), Deutsche Bank Trust Company Americas, as Indenture Trustee
(the "Indenture Trustee"), and HSBC Bank USA, National Association, as Administrator
(the "Administrator") does hereby certify with respect to the information set forth below as follows:

1. Capitalized terms used in this Certificate shall have the respective meanings set forth in the Sale and Servicing Agreement and Series 2007-1 Supplement, dated as of
January 31, 2007, by and among the Servicer, Issuer, Seller, Indenture Trustee, Administrator,
and U.S. Bank Trust National Association, as Owner Trustee (the "Owner Trustee").

2. HSBC FINANCE was, as of the date hereof, the Servicer
under the Sale and Servicing Agreement.

3. The undersigned was a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on May 17, 2007.

5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Sale and Servicing
Agreement through the Collection Period with respect to such Distribution Date or, if there has been a default in the performance of any such obligation, has set forth in detail (i) the nature of such default, (ii) the action taken by the Seller and Servicer, if any, to remedy such default and (iii) the current status of each such default.

6. As of the date hereof, to the best knowledge of the undersigned, no lien has been placed on any of the Receivables other than pursuant to the Basic Documents
(or if there was a lien, such lien consists of: ______________________).

7. The amounts specified to be deposited into and withdrawn from the Collection Account, as well as the amounts specified to be paid to the Issuer, the Servicer, the Noteholders and the Certficateholder are all in accordance with the requirements of the Sale and
Servicing Agreement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this
May 14, 2007

HSBC FINANCE CORPORATION
as Servicer

By: /s/ Joyce A. Bevacqua
Title: Servicing Officer